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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-3443
                                   ---------------------------------------------


                                 AIM Summit Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                             (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 04/30/05
                          --------

Item 1. Reports to Stockholders.

                                                                 AIM SUMMIT FUND
                              Semiannual Report to Shareholders o April 30, 2005

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM SUMMIT FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

Shares of AIM Summit Fund are made           ABOUT INDEXES USED IN THIS REPORT             require adjustments to be made to the
available through AIM Summit Investors                                                     net assets of the Fund at period end for
Plans I and AIM Summit Investors Plans       o The unmanaged Lipper Multi-Cap Growth       financial reporting purposes, and as
II ("Plans I" and "Plans II") unit           Fund Index represents an average of the       such, the net asset values for
investment trusts that call for fixed        performance of the 30 largest                 shareholder transactions and the returns
monthly investments for 15 years.            multi-capitalization growth funds             based on those net asset values may
Shareholders have the option to make         tracked by Lipper, Inc., an independent       differ from the net asset values and
additional monthly payments for up to 25     mutual fund performance monitor.              returns reported in the Financial
years. The sales charge is based on                                                        Highlights.
monthly investment amounts.                  o The Fund uses a custom index composed
                                             of 67% Russell 3000--Registered               o Industry classifications used in this
o Effective August 16, 1999, AIM Summit      Trademark-- Growth Index and 33% Russell      report are generally according to the
Investors Plans I was closed to new          1000--Registered Trademark-- Value            Global Industry Classification Standard,
investors.                                   Index. The unmanaged Russell                  which was developed by and is the
                                             3000--Registered Trademark-- Index is an      exclusive property and a service mark of
o Effective January 12, 2005, AIM Summit     index of common stocks that measures          Morgan Stanley Capital International
Investors Plans II was closed to new         performance of the largest 3,000 U.S.         Inc. and Standard & Poor's.
investors.                                   companies based on market
                                             capitalization. The Growth segment            The Fund provides a complete list of its
PRINCIPAL RISKS OF INVESTING IN THE FUND     measures the performance of Russell 3000      holdings four times in each fiscal year,
                                             companies with higher price/book ratios       at the quarter-ends. For the second and
o The systematic investment plan, also       and higher forecasted growth values. The      fourth quarters, the lists appear in the
known as dollar-cost averaging, neither      unmanaged Russell 1000--Registered            Fund's semiannual and annual reports to
assures a profit nor protects against        Trademark-- Index represents the              shareholders. For the first and third
loss in declining markets. Since             performance of the stocks of large            quarters, the Fund files the lists with
dollar-cost averaging involves               capitalization companies. The Value           the Securities and Exchange Commission
continuous investing regardless of           segment measures the performance of           (SEC) on Form N-Q. Shareholders can look
fluctuating securities prices, investors     Russell 1000 companies with lower             up the Fund's Forms N-Q on the SEC's Web
should consider their ability to             price/book ratios and lower forecasted        site at sec.gov. Copies of the Fund's
continue purchases over an extended          growth values.                                Forms N-Q may be reviewed and copied at
period of time.                                                                            the SEC's Public Reference Room at 450
                                             o The unmanaged Standard & Poor's             Fifth Street, N.W., Washington, D.C.
o Investing in small and mid-size            Composite Index of 500 Stocks (the S&P        20549-0102. You can obtain information
companies involves risks not associated      500--Registered Trademark-- Index) is an      on the operation of the Public Reference
with investing in more established           index of common stocks frequently used        Room, including information about
companies, including business risk,          as a general measure of U.S. stock            duplicating fee charges, by calling
significant stock price fluctuations and     market performance.                           1-202-942-8090 or 1-800-732-0330, or by
illiquidity.                                                                               electronic request at the following
                                             o The Fund is not managed to track the        e-mail address: publicinfo@sec.gov. The
o The Fund can invest up to 20% of its       performance of any particular index,          SEC file numbers for the Fund are
assets in foreign securities.                including the indexes defined here, and       811-3443 and 2-76909. The Fund's most
International investing involves risks       consequently, the performance of the          recent portfolio holdings, as filed on
not associated with investing solely in      Fund may deviate significantly from the       Form N- Q, also are available at
the United States.                           performance of the indexes.                   AIMinvestments.com/summit. On the Web
                                                                                           site, access the Performance Center tab,
o The Fund may engage in active and          o A direct investment cannot be made in       then click on AIM Summit Fund, and then
frequent trading of portfolio                an index. Unless otherwise indicated,         click on Complete Quarterly Holdings.
securities, which may result in              index results include reinvested
increased transaction costs and lower        dividends, and they do not reflect sales      A description of the policies and
actual returns. Active trading may also      charges. Performance of an index of           procedures that the Fund uses to
increase short-term gains and losses,        funds reflects fund expenses;                 determine how to vote proxies relating
which may affect the taxes an investor       performance of a market index does not.       to portfolio securities is available
will pay.                                                                                  without charge, upon request, by calling
                                             OTHER INFORMATION                             800-215-2218 or at
o The Fund's investments in different,                                                     AIMinvestments.com/summit. On the home
independently managed investment             o The returns shown in management's           page, scroll down and click on AIM Funds
disciplines may result in increased          discussion of Fund performance are based      Proxy Policy. The information is also
transaction costs and/or adverse tax         on net asset values calculated for            available on the SEC's Web site,
consequences resulting from transactions     shareholder transactions. Generally           sec.gov.
in the same security at or at about the      accepted accounting principles
same time.                                                                                 Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2004, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC's Web site,
                                                                                           sec.gov.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com/Summit

AIM SUMMIT FUND


                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter
                    months of 2004. Year-to-date as of April 30, 2005, the
     [GRAHAM        returns were far less attractive.
      PHOTO]
                       High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central
 ROBERT H. GRAHAM   bank policy continued to focus on containing short-term
                    inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period
                    closed, the Fed raised that rate to 3%; it was the eighth
                    increase since mid-2004. Should the Fed continue to raise
                    rates, this could eventually dampen economic performance,
   [WILLIAMSON      which in fact has been quite good. Gross domestic product
      PHOTO]        grew 4.4% for all of 2004 and the preliminary estimate of
                    annualized growth for the first quarter of 2005 was 3.5%.

                        o   Though the growth rate of the manufacturing sector
                            slowed in April and again in May, manufacturing
MARK H. WILLIAMSON          continued to grow, according to the Institute for
                            Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In
                            May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                        o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                        o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                        o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                        After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                        o   keep a long-term investment perspective,

                        o make sure their portfolio of investments is suitably diversified, and

                        o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of AIM Summit Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. We hope you find this informative.

                        We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Summit Investors Plans. If you have any questions, please call 800-215-2218. We will be happy to be of help.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ MARK H. WILLIAMSON

                    Robert H. Graham                     Mark H. Williamson
                    President & Vice Chair,              Chairman & President,
                    AIM Summit Fund                      A I M Advisors, Inc.

                    June 17, 2005


                    AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS AND A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM SUMMIT FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                           significant discount to their estimated
                                             ==========================================    intrinsic value--a value based on our
   PERFORMANCE SUMMARY                       FUND VS. INDEXES                              estimate of future cash flows likely to
                                                                                           be generated by the business. We
We are pleased to report that AIM Summit     TOTAL RETURNS, 10/31/04-4/30/05, EXCLUDING    believe:
Fund outperformed its broad market,          APPLICABLE SALES CHARGES. IF SALES CHARGES
style-specific and peer group indexes        WERE INCLUDED, RETURNS WOULD BE LOWER.        o Companies have a measurable intrinsic
for the six-month reporting period ended                                                   value. Importantly, this value is
April 30, 2005. Long-term performance        AIM Summit Fund                      4.73%    independent of the company's stock
information for Plans I and Plans II                                                       price.
investments and an explanation of how        S&P 500 Index (Broad Market Index)   3.28
long-term performance is calculated                                                        o Market prices are more volatile than
appear on page 5.                            67% Russell 3000 Growth Index /               business values, partly because
                                                                                           investors regularly overreact to
   We believe the Fund outperformed its      33% Russell 1000 Value Index                  negative news.
broad market and style-specific indexes      (Style-specific Index)               2.78
largely due to strong stock selection                                                         Since our application of this value
and overweight positions in the energy       Lipper Multi-Cap Growth Fund Index            strategy is highly disciplined and
and health care sectors, both of which       (Peer Group Index)                   0.56     relatively unique, it is important to
delivered double-digit returns for the                                                     understand the benefits and limitations
reporting period. The growth and value       SOURCE: LIPPER,INC.                           of our process. First, our investment
portions of the fund contributed equally     ==========================================    strategy is intended to preserve your
to the period's outerperformance, while                                                    capital while growing it at above-market
in the market overall, value stocks          HOW WE INVEST                                 rates over the long term. Second, we
generally outperformed growth stocks.                                                      have little portfolio commonality with
                                             The Fund's portfolio typically consists       popular benchmarks and most of our
                                             of approximately two-thirds growth            peers. And third, the Fund's short-term
                                             stocks and one-third value stocks.            relative performance will differ from
                                                                                           that of our benchmark indexes and will
                                                In the growth portion of the Fund, we      have little information value because we
                                             follow an earnings-focused approach to        do not own the same stocks.
                                             stock selection as we believe that
                                             earnings are the best indicator of a          MARKET CONDITIONS AND YOUR FUND
                                             company's financial strength and one of
                                             the most important drivers of long-term       The broad U.S. stock market enjoyed a
                                             stock price appreciation. We seek to          "relief rally" following the 2004
                                             strike a balance between stocks               presidential election, but that rally
                                             experiencing earnings growth and those        faded during the first months of 2005.
                                             displaying consistent earnings. To            Individual sectors experienced
                                             identify such stocks, we use both             considerable volatility. For instance,
                                             quantitative and qualitative analysis,        as a group, information technology
                                             with sources including company annual         stocks performed strongly in late 2004
                                             and quarterly reports, meetings with          but weakened considerably in the first
                                             management, Wall Street research,             months of 2005. Despite rising
                                             investment conferences and industry           short-term interest rates and
                                             analysis.                                     historically high energy prices, the
                                                                                           economy continued to expand in the
                                                In the value portion of the Fund, we       fourth quarter of 2004 and the first
                                             seek out companies whose stocks are           quarter of 2005.
                                             selling at a

==========================================   ==========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                              1. Systems Software                  5.5%     1. Microsoft Corp.                  1.9%
               [PIE CHART]
Consumer Staples                      3.0%    2. Pharmaceuticals                   5.1      2. UnitedHealth Group Inc.          1.7
Financials                            9.7%
Materials                             4.3%    3. Health Care Equipment             4.2      3. Tyco International Ltd. (Bermuda)1.5
Industrials                          14.0%
Telecommunication Services            0.8%    4. Integrated Oil & Gas              3.9      4. Pfizer Inc.                      1.4
Money Market Funds Plus
Other Assets Less Liabilities         4.6%    5. Managed Health Care               3.4      5. Sanofi-Aventis (France)          1.4
Consumer Discretionary               11.9%
Energy                               13.5%   TOTAL NET ASSETS             $2.1 BILLION      6. Apache Corp.                     1.4
Information Technology               18.2%
Health Care                          20.0%   TOTAL NUMBER OF HOLDINGS*             147      7. Computer Associates
                                                                                               International, Inc.              1.4
The Fund's holdings are subject to
change, there is no assurance that the                                                      8. Occidental Petroleum Corp.       1.3
Fund will continue to and hold any
particular security.                                                                        9. Cardinal Health, Inc.            1.3

*Excluding money market fund holdings.                                                     10. Exxon Mobil Corp.                1.2

==========================================   ==========================================    =========================================

                                                The top two contributors to Fund           THE VIEWS AND OPINIONS EXPRESSED IN
         Relative to the S&P                 performance were UnitedHealth Group and       MANAGEMENT'S DISCUSSION OF FUND
         500 Index, the Fund                 Valero.                                       PERFORMANCE ARE THOSE OF A I M ADVISORS,
       was significantly over-                                                             INC. THESE VIEWS AND OPINIONS ARE
        weight in health care                o UnitedHealth Group, one of our value        SUBJECT TO CHANGE AT ANY TIME BASED ON
       stocks, and the average               stocks, provides an array of health           FACTORS SUCH AS MARKET AND ECONOMIC
        return of Fund health                care-related services to individuals,         CONDITIONS. THESE VIEWS AND OPINIONS MAY
     care holdings significantly             physicians and others. We have long been      NOT BE RELIED UPON AS INVESTMENT ADVICE
        exceeded that of                     impressed with UnitedHealth Group's           OR RECOMMENDATIONS, OR AS AN OFFER FOR A
         S&P 500 Index health                management's ability to contain costs         PARTICULAR SECURITY. THE INFORMATION IS
             care stocks.                    and grow its business. The company            NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                             reported record 2004 earnings, and has        OF ANY MARKET, COUNTRY, INDUSTRY,
                                             demonstrated strong earnings growth over      SECURITY OR THE FUND. STATEMENTS OF FACT
   The Fund's absolute performance was       the years.                                    ARE FROM SOURCES CONSIDERED RELIABLE,
helped by its health care, energy and                                                      BUT A I M ADVISORS, INC. MAKES NO
industrials holdings, but was hurt by        o Valero, one of our growth holdings,         REPRESENTATION OR WARRANTY AS TO THEIR
its information technology and consumer      has grown from one refinery in 1997 to        COMPLETENESS OR ACCURACY. ALTHOUGH
discretionary holdings. For the              15 today. It is a leading refiner of          HISTORICAL PERFORMANCE IS NO GUARANTEE
reporting period, the Fund's value           grades of oil that are heavier and            OF FUTURE RESULTS, THESE INSIGHTS MAY
holdings slightly outperformed its           higher in sulfur. These grades cost           HELP YOU UNDERSTAND OUR INVESTMENT
growth holdings.                             somewhat more to refine, but cost much        MANAGEMENT PHILOSOPHY.
                                             less to buy, giving Valero a cost
   Relative to the broad market, the         advantage over other refiners.                      See important Fund and index
Fund was significantly overweight in                                                            disclosures inside front cover.
health care stocks, and the average             Stocks that detracted from Fund
return of the Fund's health care             performance included Symantec.                                 ROBERT J. LLOYD,
holdings significantly exceeded that of                                                       [LLOYD        Chartered Financial
S&P 500 Index health care stocks. Within     o Symantec, another one of our growth            PHOTO]        Analyst, portfolio
health care, we focused on biotechnology     stocks, provides a broad range of                              manager, is a portfolio
and managed health care holdings, both       software, appliances and services                              manager of AIM Summit
of which performed well. In contrast, we     designed to help individuals and              Fund. He joined AIM in 2000 and was
avoided many large pharmaceutical            businesses secure and manage their            named portfolio manager in 2001. He
stocks, which underperformed.                information technology infrastructure;        served eight years in the U.S. Navy as a
                                             its Norton brand is the market leader in      Naval Flight Officer flying the S-3B
   Fund performance also was helped by       security software for the consumer. Some      Viking. Mr. Lloyd received a B.B.A. from
overweight positions and strong stock        investors were uneasy when Symantec           the University of Notre Dame and an
selection in energy and industrials.         announced plans to acquire VERITAS,           M.B.A. from the University of Chicago.
While these are nontraditional growth        fearing slower growth in the combined
sectors, the Fund remained overweight in     company.                                                       BRET W. STANLEY,
both sectors relative to the broad                                                           [STANLEY       Chartered Financial
market at the close of the reporting         IN CLOSING                                       PHOTO]        Analyst, senior
period. We believed such positioning                                                                        portfolio manager, is a
would help the Fund benefit from a           During the reporting period, we closed                         portfolio manager of
moderate improvement in the economy.         AIM Summit Investors Plans II to new          AIM Summit Fund. He began his investment
                                             sales. This did not affect how we             career in 1988 and joined AIM in 1998.
   Fund performance was hindered by our      managed the Fund and in our view had no       Mr. Stanley received a B.B.A. in finance
underweight position in consumer staples     material effect on Fund performance.          from The University of Texas at Austin
stocks; also, the stocks we selected for     While redemptions have increased              and an M.S. in finance from the
the Fund generally underperformed those      somewhat in recent months, net inflows        University of Houston.
of the S&P 500 Index. Fund performance       into the Fund also have increased,
also was hindered by a lack of any           providing us with a relatively                                 KENNETH A. ZSCHAPPEL,
assets in the utilities sector, which        predictable and dependable flow of funds       [ZSCHAPPEL      senior portfolio
was the best-performing sector for the       to invest on behalf of shareholders. As          PHOTO]        manager, is a portfolio
reporting period. At the close of the        always, we thank you for your continuing                       manager of AIM Summit
reporting period, the Fund remained          investment in AIM Summit Investors                             Fund. He joined AIM in
underweight in defensive sectors such as     Plans.                                        1990; in 1992 he became a portfolio
financials and consumer staples, and we                                                    analyst for equity securities,
continued to hold no utilities stocks.                                                     specializing in technology and health
                                                                                           care. Mr. Zschappel received a B.A. in
                                                                                           political science from Baylor
                                                                                           University.

                                                                                           Assisted by the Basic Value and
                                                                                           Multi-Cap Growth Teams

                                                                                                [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.

AIM SUMMIT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.       and expenses may not be used to estimate
                                             Simply divide your account value by           the actual ending account balance or
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account        expenses you paid for the period. You
two types of costs: (1) transaction          value divided by $1,000 = 8.6), then          may use this information to compare the
costs, which may include sales charges       multiply the result by the number in the      ongoing costs of investing in the Fund
(loads) on purchase payments (2) ongoing     table under the heading entitled "Actual      and other funds. To do so, compare this
costs, including management fees;            Expenses Paid During Period" to estimate      5% hypothetical example with the 5%
distribution and/or service fees             the expenses you paid on your account         hypothetical examples that appear in the
(12b-1); and other Fund expenses. This       during this period.                           shareholder reports of the other funds.
example is intended to help you
understand your ongoing costs (in            HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES     Please note that the expenses shown
dollars) of investing in the Fund and to                                                   in the table are meant to highlight your
compare these costs with ongoing costs       The table below also provides                 ongoing costs only and do not reflect
of investing in other mutual funds. The      information about hypothetical account        any transactional costs, such as sales
example is based on an investment of         values and hypothetical expenses based        charges (loads) on purchase payments.
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        Therefore, the hypothetical information
period and held for the entire period        an assumed rate of return of 5% per year      is useful in comparing ongoing costs
November 1, 2004, through April 30,          before expenses, which is not the Fund's      only, and will not help you determine
2005.                                        actual return. The Fund's actual              the relative total costs of owning
                                             cumulative total return at net asset          different funds. In addition, if these
ACTUAL EXPENSES                              value after expenses for the six months       transactional costs were included, your
                                             ended April 30, 2005, appear in the           costs would have been higher.
The table below provides information         table "Fund vs. Indexes" on page 2. The
about actual account values and actual       hypothetical account values
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the

====================================================================================================================================
                                                                  ACTUAL                                   HYPOTHETICAL
                                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING ACCOUNT         ENDING ACCOUNT            EXPENSES       ENDING ACCOUNT             EXPENSES
                            VALUE                     VALUE               PAID DURING           VALUE                PAID DURING
                          (11/01/04)               (4/30/05)(1)             PERIOD(2)         (4/30/05)               PERIOD(2)
AIM Summit Fund           $1,000.00                 $1,047.30                 $4.60           $1,020.30                $4.54

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

                                             [ARROW
                                             BUTTON   For More Information Visit
                                             IMAGE]   AIMinvestments.com

AIM SUMMIT FUND

YOUR FUND'S LONG-TERM PERFORMANCE

   Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

   Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

   In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

=======================================      =======================================       JUNE 30, 2000, THE CUSTODIAN FEE IS NO
                                                                                           LONGER CHARGED TO SHAREHOLDERS, BUT IS
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  PAID BY THE FUND. SINCE MOST OF THE PLAN
As of 4/30/05                                As of 3/31/05                                 CHARGES ARE DEDUCTED IN THE FIRST 12
                                                                                           INVESTMENTS, EARLY TERMINATION USUALLY
PLANS I                                      PLANS I                                       RESULTS IN A LOSS.
(including maximum applicable front-end      (including maximum applicable front-end
sales charge)                                sales charge)                                 AIM SUMMIT INVESTORS PLANS II
Inception (11/1/82)               9.41%      Inception (11/1/82)               9.62%
10 Years                          7.61       10 Years                          7.30        PERFORMANCE FOR AIM SUMMIT FUND SHOWN AT
 5 Years                        -12.47        5 Years                        -13.43        NAV DOES NOT INCLUDE CREATION AND SALES
 1 Year                         -47.05        1 Year                         -46.69        CHARGES OR CUSTODIAL FEES APPLIED AT THE
                                                                                           PLAN LEVEL. CREATION AND SALES CHARGES
PLANS II                                     PLANS II                                      OF 50% WILL BE DEDUCTED FROM THE FIRST
(including maximum applicable front-end      (including maximum applicable front-end       12 INVESTMENTS. INVESTORS WHO COMPLETE
sales charge)                                sales charge)                                 SCHEDULED PAYMENTS OVER THE ENTIRE
10 Years                          7.06%      10 Years                          7.76%       15-YEAR PLAN WILL INCUR CREATION AND
 5 Years                        -12.45        5 Years                        -13.40        SALES CHARGES EFFECTIVELY TOTALING UP TO
 1 Year                         -47.05        1 Year                         -46.69        3.33% BASED ON ALL PAYMENTS MADE DURING
                                                                                           THE LIFE OF THE PLAN (INCLUDING THE 50%
AIM SUMMIT FUND                              AIM SUMMIT FUND                               CREATION AND SALES CHARGES ALREADY
Inception (11/1/82)               9.86%      Inception (11/1/82)              10.07%       DEDUCTED FROM THE FIRST 12 INVESTMENTS).
10 Years                          7.61       10 Years                          8.31        SINCE MOST OF THE PLAN CHARGES ARE
 5 Years                        -10.58        5 Years                        -11.56        DEDUCTED IN THE FIRST 12 INVESTMENTS,
 1 Year                           5.90        1 Year                           6.62        EARLY TERMINATION USUALLY RESULTS IN A
                                                                                           LOSS.
=======================================      =======================================
                                                                                              RESULTS ARE BASED ON A SINGLE
PERFORMANCE SHOWN BEFORE THE PLANS II        SO THAT YOU MAY HAVE A GAIN OR LOSS           LUMP-SUM INVESTMENT AT THE BEGINNING OF
INCEPTION DATE OF JULY 19, 1999,             WHEN YOU SELL SHARES.                         EACH PERFORMANCE PERIOD WITH NO
REPRESENTS HYPOTHETICAL PERFORMANCE AN                                                     SUBSEQUENT INVESTMENTS. BECAUSE THE
INVESTOR MAY HAVE RECEIVED HAD THE PLAN      AIM SUMMIT INVESTORS PLANS I                  ILLUSTRATION ASSUMES LUMP-SUM
BEEN AVAILABLE FROM THE INCEPTION OF AIM                                                   INVESTMENTS, IT DOES NOT REFLECT WHAT
SUMMIT FUND.                                 PERFORMANCE FOR AIM SUMMIT FUND SHOWN AT      INVESTORS WOULD HAVE EARNED HAD THEY
                                             NAV DOES NOT INCLUDE CREATION AND SALES       MADE REGULAR MONTHLY INVESTMENTS OVER
   THE PERFORMANCE DATA QUOTED REPRESENT     CHARGES OR CUSTODIAL FEES APPLIED AT THE      THE PERIOD AS CONTRACTUALLY REQUIRED.
PAST PERFORMANCE AND CANNOT GUARANTEE        PLAN LEVEL. CREATION AND SALES CHARGES        PLEASE NOTE THAT THERE ARE LIMITATIONS
COMPARABLE FUTURE RESULTS; CURRENT           OF 50% WILL BE DEDUCTED FROM THE FIRST        ON LUMP-SUM INVESTMENTS.
PERFORMANCE MAY BE LOWER OR HIGHER.          12 INVESTMENTS. PLAN PARTICIPANTS WILL
PLEASE VISIT OUR WEB SITE,                   EXPERIENCE CREATION AND SALES CHARGES            THE PERFORMANCE OF THE FUND AND THE
AIMINVESTMENTS.COM/SUMMIT, FOR THE MOST      OVER THE ENTIRE 15-YEAR PLAN EFFECTIVELY      TWO INVESTMENT PLANS WILL DIFFER DUE TO
RECENT MONTH-END PERFORMANCE.                TOTALING UP TO 8.50% BASED ON ALL             DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE FIGURES REFLECT REINVESTED       PAYMENTS MADE DURING THE LIFE OF THE          PLAN EXPENSES.
DISTRIBUTIONS, CHANGES IN NET ASSET          PLAN (INCLUDING THE 50% CREATION AND
VALUE AND THE EFFECT OF THE MAXIMUM          SALES CHARGES ALREADY DEDUCTED FROM THE
SALES CHARGE UNLESS OTHERWISE STATED.        FIRST 12 INVESTMENTS). EFFECTIVE JULY
PERFORMANCE FIGURES DO NOT REFLECT           24, 2000, THE CREATION AND SALES CHARGE
DEDUCTION OF TAXES A SHAREHOLDER WOULD       IS WAIVED AFTER THE FIRST 12 PAYMENTS
PAY ON FUND DISTRIBUTIONS OR SALE OF         MADE UNDER THE PLAN. THE PLAN ALSO
FUND SHARES. INVESTMENT RETURN AND           CHARGED A CUSTODIAN FEE OF $1.50 PER
PRINCIPAL VALUE WILL FLUCTUATE               INVESTMENT. EFFECTIVE

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.40%

ADVERTISING-0.95%

Interpublic Group of Cos., Inc. (The)(a)(b)      1,563,700   $   20,109,182
===========================================================================

AEROSPACE & DEFENSE-3.42%

Alliant Techsystems Inc.(a)(b)                     260,650       18,031,767
---------------------------------------------------------------------------
Engineered Support Systems, Inc.                   337,500       11,920,500
---------------------------------------------------------------------------
Lockheed Martin Corp.(b)                           389,300       23,727,835
---------------------------------------------------------------------------
United Technologies Corp.                          181,200       18,431,664
===========================================================================
                                                                 72,111,766
===========================================================================

AIR FREIGHT & LOGISTICS-0.34%

Expeditors International of Washington, Inc.       145,000        7,120,950
===========================================================================

APPAREL RETAIL-1.02%

Gap, Inc. (The)(b)                               1,003,600       21,426,860
===========================================================================

APPLICATION SOFTWARE-1.08%

Amdocs Ltd. (United Kingdom)(a)(b)                 523,800       13,990,698
---------------------------------------------------------------------------
Intuit Inc.(a)(b)                                  220,000        8,866,000
===========================================================================
                                                                 22,856,698
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.30%

Franklin Resources, Inc.                           111,800        7,678,424
---------------------------------------------------------------------------
Investors Financial Services Corp.(b)              300,000       12,585,000
---------------------------------------------------------------------------
T. Rowe Price Group Inc.                           130,400        7,194,168
===========================================================================
                                                                 27,457,592
===========================================================================

BIOTECHNOLOGY-1.96%

Amgen Inc.(a)                                      328,400       19,116,164
---------------------------------------------------------------------------
Genzyme Corp.(a)(b)                                192,700       11,294,147
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           291,800       10,825,780
===========================================================================
                                                                 41,236,091
===========================================================================

BROADCASTING & CABLE TV-0.41%

Univision Communications Inc.-Class A(a)(b)        330,000        8,675,700
===========================================================================

COMMODITY CHEMICALS-0.27%

Georgia Gulf Corp.                                 155,200        5,728,432
===========================================================================

COMMUNICATIONS EQUIPMENT-2.49%

Cisco Systems, Inc.(a)                           1,224,300       21,155,904
---------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)(b)                         850,000       13,583,000
---------------------------------------------------------------------------
Plantronics, Inc.                                  150,000        4,723,500
---------------------------------------------------------------------------
QUALCOMM Inc.                                      184,600        6,440,694
---------------------------------------------------------------------------
Scientific-Atlanta, Inc.                           216,600        6,623,628
===========================================================================
                                                                 52,526,726
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


COMPUTER HARDWARE-1.74%

Apple Computer, Inc.(a)                            250,000   $    9,015,000
---------------------------------------------------------------------------
Avid Technology, Inc.(a)(b)                        220,000       10,892,200
---------------------------------------------------------------------------
Dell Inc.(a)                                       484,200       16,864,686
===========================================================================
                                                                 36,771,886
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.21%

QLogic Corp.(a)(b)                                 103,300        3,433,692
---------------------------------------------------------------------------
SanDisk Corp.(a)(b)                                600,300       14,227,110
---------------------------------------------------------------------------
Western Digital Corp.(a)                           627,200        7,959,168
===========================================================================
                                                                 25,619,970
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.93%

Caterpillar Inc.(b)                                115,000       10,125,750
---------------------------------------------------------------------------
Deere & Co.                                        150,000        9,381,000
===========================================================================
                                                                 19,506,750
===========================================================================

CONSUMER ELECTRONICS-1.72%

Garmin Ltd. (Cayman Islands)(b)                    248,300        9,807,850
---------------------------------------------------------------------------
Harman International Industries, Inc.              174,300       13,696,494
---------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                    514,880       12,763,875
===========================================================================
                                                                 36,268,219
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.04%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                          137,000        6,530,790
---------------------------------------------------------------------------
Ceridian Corp.(a)                                  674,600       11,380,502
---------------------------------------------------------------------------
First Data Corp.                                   520,000       19,775,600
---------------------------------------------------------------------------
Sabre Holdings Corp.-Class A(b)                    274,000        5,359,440
===========================================================================
                                                                 43,046,332
===========================================================================

DIVERSIFIED BANKS-0.17%

Wells Fargo & Co.                                   61,000        3,656,340
===========================================================================

DIVERSIFIED CHEMICALS-1.59%

Dow Chemical Co. (The)                             325,800       14,963,994
---------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.(b)                  232,500       10,953,075
---------------------------------------------------------------------------
Eastman Chemical Co.(b)                            139,700        7,543,800
===========================================================================
                                                                 33,460,869
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.08%

Apollo Group, Inc.-Class A(a)(b)                   148,700       10,724,244
---------------------------------------------------------------------------
Career Education Corp.(a)                          221,500        6,963,960
---------------------------------------------------------------------------
Cendant Corp.                                      820,000       16,326,200
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

H&R Block, Inc.(b)                                 199,000   $    9,912,190
===========================================================================
                                                                 43,926,594
===========================================================================

DIVERSIFIED METALS & MINING-1.02%

Phelps Dodge Corp.                                 251,700       21,608,445
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.58%

Emerson Electric Co.(b)                            225,000       14,100,750
---------------------------------------------------------------------------
Rockwell Automation, Inc.(b)                       415,000       19,185,450
===========================================================================
                                                                 33,286,200
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.44%

Agilent Technologies, Inc.(a)(b)                   272,100        5,646,075
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (South
  Korea)(c)                                          8,000        3,658,874
===========================================================================
                                                                  9,304,949
===========================================================================

EMPLOYMENT SERVICES-0.33%

Robert Half International Inc.(b)                  279,000        6,924,780
===========================================================================

ENVIRONMENTAL SERVICES-1.09%

Waste Management, Inc.                             806,000       22,962,940
===========================================================================

FOOD RETAIL-1.06%

Kroger Co. (The)(a)                              1,416,000       22,330,320
===========================================================================

FOOTWEAR-0.40%

NIKE, Inc.-Class B                                 110,100        8,456,781
===========================================================================

GENERAL MERCHANDISE STORES-0.75%

Target Corp.                                       341,900       15,864,160
===========================================================================

HEALTH CARE DISTRIBUTORS-2.70%

Cardinal Health, Inc.                              494,000       27,451,580
---------------------------------------------------------------------------
Henry Schein, Inc.(a)(b)                           237,000        8,889,870
---------------------------------------------------------------------------
McKesson Corp.                                     555,000       20,535,000
===========================================================================
                                                                 56,876,450
===========================================================================

HEALTH CARE EQUIPMENT-4.23%

Becton, Dickinson & Co.                            207,100       12,119,492
---------------------------------------------------------------------------
Biomet, Inc.(b)                                    242,600        9,386,194
---------------------------------------------------------------------------
Guidant Corp.                                       95,100        7,045,008
---------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)(b)                     303,000       17,192,220
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          313,400       12,232,002
---------------------------------------------------------------------------
Waters Corp.(a)                                    430,300       17,052,789
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                        175,000       14,248,500
===========================================================================
                                                                 89,276,205
===========================================================================

HEALTH CARE FACILITIES-1.42%

HCA Inc.                                           398,800       22,268,992
---------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)(b)                                       175,000        7,743,750
===========================================================================
                                                                 30,012,742
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


HEALTH CARE SERVICES-0.15%

IMS Health Inc.                                    127,600   $    3,059,848
===========================================================================

HEALTH CARE SUPPLIES-1.04%

Alcon, Inc. (Switzerland)(a)(b)                    105,000       10,185,000
---------------------------------------------------------------------------
Gen-Probe Inc.(a)                                  232,600       11,674,194
===========================================================================
                                                                 21,859,194
===========================================================================

HOME IMPROVEMENT RETAIL-0.49%

Lowe's Cos., Inc.(b)                               197,303       10,281,459
===========================================================================

HOMEBUILDING-1.75%

Centex Corp.                                       190,300       10,984,116
---------------------------------------------------------------------------
D.R. Horton, Inc.                                  372,000       11,346,000
---------------------------------------------------------------------------
Ryland Group, Inc. (The)                           236,400       14,514,960
===========================================================================
                                                                 36,845,076
===========================================================================

HOUSEHOLD APPLIANCES-0.57%

Black & Decker Corp. (The)                         144,300       12,067,809
===========================================================================

HOUSEHOLD PRODUCTS-0.87%

Clorox Co. (The)(b)                                136,000        8,608,800
---------------------------------------------------------------------------
Procter & Gamble Co. (The)(b)                      180,000        9,747,000
===========================================================================
                                                                 18,355,800
===========================================================================

HYPERMARKETS & SUPER CENTERS-0.35%

Wal-Mart Stores, Inc.                              155,400        7,325,556
===========================================================================

INDUSTRIAL CONGLOMERATES-2.75%

3M Co.(b)                                           80,800        6,178,776
---------------------------------------------------------------------------
General Electric Co.(b)                            579,000       20,959,800
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  986,000       30,871,660
===========================================================================
                                                                 58,010,236
===========================================================================

INDUSTRIAL MACHINERY-1.51%

Eaton Corp.                                        115,000        6,744,750
---------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)               236,600       18,187,442
---------------------------------------------------------------------------
Parker Hannifin Corp.                              117,000        7,012,980
===========================================================================
                                                                 31,945,172
===========================================================================

INTEGRATED OIL & GAS-3.94%

Chevron Corp.(b)                                   194,500       10,114,000
---------------------------------------------------------------------------
ConocoPhillips                                     178,500       18,715,725
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  460,000       26,233,800
---------------------------------------------------------------------------
Occidental Petroleum Corp.                         406,000       28,014,000
===========================================================================
                                                                 83,077,525
===========================================================================

INTERNET SOFTWARE & SERVICES-0.66%

VeriSign, Inc.(a)(b)                               310,000        8,202,600
---------------------------------------------------------------------------
Yahoo! Inc.(a)(b)                                  165,000        5,694,150
===========================================================================
                                                                 13,896,750
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-3.00%

Goldman Sachs Group, Inc. (The)(b)                 162,500   $   17,353,375
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(b)                   168,000       15,408,960
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          282,500       15,235,225
---------------------------------------------------------------------------
Morgan Stanley                                     290,000       15,259,800
===========================================================================
                                                                 63,257,360
===========================================================================

IT CONSULTING & OTHER SERVICES-0.28%

Accenture Ltd.-Class A (Bermuda)(a)(b)             270,000        5,859,000
===========================================================================

LEISURE PRODUCTS-0.24%

Mattel, Inc.(b)                                    279,000        5,035,950
===========================================================================

MANAGED HEALTH CARE-3.44%

Aetna Inc.                                         237,400       17,418,038
---------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      205,600       14,069,208
---------------------------------------------------------------------------
UnitedHealth Group Inc.                            378,600       35,781,486
---------------------------------------------------------------------------
WellPoint, Inc.(a)                                  41,700        5,327,175
===========================================================================
                                                                 72,595,907
===========================================================================

MOTORCYCLE MANUFACTURERS-0.34%

Harley-Davidson, Inc.(b)                           153,600        7,222,272
===========================================================================

MOVIES & ENTERTAINMENT-1.15%

Walt Disney Co. (The)                              920,000       24,288,000
===========================================================================

OIL & GAS DRILLING-2.16%

ENSCO International Inc.                           243,900        7,951,140
---------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                         783,300       18,775,701
---------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                404,536       18,758,334
===========================================================================
                                                                 45,485,175
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.31%

Baker Hughes Inc.(b)                               502,700       22,179,124
---------------------------------------------------------------------------
Halliburton Co.(b)                                 415,000       17,259,850
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        179,000        9,334,850
===========================================================================
                                                                 48,773,824
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.13%

Apache Corp.                                       512,350       28,840,181
---------------------------------------------------------------------------
Burlington Resources Inc.(b)                       459,200       22,321,712
---------------------------------------------------------------------------
Devon Energy Corp.(b)                              328,700       14,847,379
===========================================================================
                                                                 66,009,272
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.98%

Sunoco, Inc.(b)                                    190,000       18,859,400
---------------------------------------------------------------------------
Valero Energy Corp.                                333,200       22,834,196
===========================================================================
                                                                 41,693,596
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


OTHER DIVERSIFIED FINANCIAL SERVICES-2.17%

Citigroup Inc.                                     506,666   $   23,793,035
---------------------------------------------------------------------------
JPMorgan Chase & Co.                               616,138       21,866,738
===========================================================================
                                                                 45,659,773
===========================================================================

PERSONAL PRODUCTS-0.69%

Avon Products, Inc.(b)                             278,600       11,166,288
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                90,500        3,476,105
===========================================================================
                                                                 14,642,393
===========================================================================

PHARMACEUTICALS-5.05%

Allergan, Inc.(b)                                   85,000        5,983,150
---------------------------------------------------------------------------
Johnson & Johnson                                  207,900       14,268,177
---------------------------------------------------------------------------
Pfizer Inc.                                      1,119,400       30,414,098
---------------------------------------------------------------------------
Sanofi-Aventis (France)(c)                         332,720       29,463,291
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)(b)                                      359,800       11,240,152
---------------------------------------------------------------------------
Wyeth                                              338,000       15,189,720
===========================================================================
                                                                106,558,588
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.95%

ACE Ltd. (Cayman Islands)                          465,000       19,976,400
===========================================================================

RESTAURANTS-0.43%

McDonald's Corp.                                   312,800        9,168,168
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.08%

Lam Research Corp.(a)(b)                           312,800        8,023,320
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)(b)                       626,000       14,667,180
===========================================================================
                                                                 22,690,500
===========================================================================

SEMICONDUCTORS-1.71%

Analog Devices, Inc.(b)                            216,000        7,367,760
---------------------------------------------------------------------------
Intel Corp.                                        515,000       12,112,800
---------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)(b)      360,000       12,052,800
---------------------------------------------------------------------------
Texas Instruments Inc.(b)                          180,400        4,502,784
===========================================================================
                                                                 36,036,144
===========================================================================

SPECIALIZED FINANCE-0.70%

Moody's Corp.(b)                                   179,000       14,703,060
===========================================================================

SPECIALTY STORES-1.70%

Bed Bath & Beyond Inc.(a)                          483,400       17,987,314
---------------------------------------------------------------------------
Staples, Inc.(b)                                   583,350       11,124,485
---------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)(b)                        201,400        6,744,886
===========================================================================
                                                                 35,856,685
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

STEEL-1.40%

Nucor Corp.                                        154,000   $    7,869,400
---------------------------------------------------------------------------
United States Steel Corp.(b)                       504,500       21,572,420
===========================================================================
                                                                 29,441,820
===========================================================================

SYSTEMS SOFTWARE-5.47%

Adobe Systems Inc.(b)                              117,800        7,005,566
---------------------------------------------------------------------------
Computer Associates International, Inc.(b)       1,064,755       28,641,910
---------------------------------------------------------------------------
Macrovision Corp.(a)                               416,900        8,525,605
---------------------------------------------------------------------------
McAfee Inc.(a)                                     340,000        7,109,400
---------------------------------------------------------------------------
Microsoft Corp.                                  1,545,800       39,108,740
---------------------------------------------------------------------------
Oracle Corp.(a)                                  1,464,100       16,924,996
---------------------------------------------------------------------------
Symantec Corp.(a)                                  431,200        8,097,936
===========================================================================
                                                                115,414,153
===========================================================================

THRIFTS & MORTGAGE FINANCE-1.45%

Fannie Mae                                         429,000       23,144,550
---------------------------------------------------------------------------
MGIC Investment Corp.(b)                           125,000        7,375,000
===========================================================================
                                                                 30,519,550
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.75%

Nextel Communications, Inc.-Class A(a)             564,100       15,789,159
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,595,128,211)                         2,011,812,103
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


MONEY MARKET FUNDS-4.30%

Liquid Assets Portfolio-Institutional
  Class(d)                                      45,401,463   $   45,401,463
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     45,401,464       45,401,464
===========================================================================
    Total Money Market Funds (Cost
      $90,802,927)                                               90,802,927
===========================================================================
TOTAL INVESTMENTS-99.70% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,685,931,138)                                             2,102,615,030
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-21.23%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  223,808,698      223,808,698
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  223,808,698      223,808,698
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $447,617,396)                                       447,617,396
===========================================================================
TOTAL INVESTMENTS-120.93% (Cost
  $2,133,548,534)                                             2,550,232,426
===========================================================================
OTHER ASSETS LESS LIABILITIES-(20.93%)                         (441,407,108)
===========================================================================
NET ASSETS-100.00%                                           $2,108,825,318
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $33,122,165, which represented 1.30% of the Fund's Total Investments. See
    Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,595,128,211)*                            $2,011,812,103
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $538,420,323)                            538,420,323
============================================================
     Total investments (cost $2,133,548,534)   2,550,232,426
============================================================
Receivables for:
  Investments sold                                 6,672,778
------------------------------------------------------------
  Fund shares sold                                    35,368
------------------------------------------------------------
  Dividends                                        1,611,915
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               109,886
------------------------------------------------------------
Other assets                                          37,950
============================================================
     Total assets                              2,558,700,323
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                              169,207
------------------------------------------------------------
  Fund shares reacquired                             925,186
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                222,015
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      447,617,396
------------------------------------------------------------
Accrued distribution fees                            264,658
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,045
------------------------------------------------------------
Accrued transfer agent fees                          555,863
------------------------------------------------------------
Accrued operating expenses                           116,635
============================================================
  Total liabilities                              449,875,005
============================================================
Net assets applicable to shares outstanding   $2,108,825,318
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,406,894,813
------------------------------------------------------------
Undistributed net investment income                3,806,161
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (718,559,548)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     416,683,892
============================================================
                                              $2,108,825,318
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Outstanding                                      203,009,476
____________________________________________________________
============================================================
  Net asset value, offering and redemption
     price per share                          $        10.39
____________________________________________________________
============================================================

* At April 30, 2005, securities with an aggregate market value of $441,108,907 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $150,717)        $14,589,134
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $158,316 after rebates of
  $4,270,839)                                                   1,359,595
=========================================================================
     Total investment income                                   15,948,729
=========================================================================


EXPENSES:

Advisory fees                                                   6,961,345
-------------------------------------------------------------------------
Administrative services fees                                      216,988
-------------------------------------------------------------------------
Custodian fees                                                     84,904
-------------------------------------------------------------------------
Distribution fees                                               3,290,865
-------------------------------------------------------------------------
Transfer agent fees                                             1,239,935
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          45,037
-------------------------------------------------------------------------
Other                                                             188,388
=========================================================================
     Total expenses                                            12,027,462
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (2,079,687)
=========================================================================
     Net expenses                                               9,947,775
=========================================================================
Net investment income                                           6,000,954
=========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from securities sold
     to affiliates of $1,485,132)                              56,182,323
-------------------------------------------------------------------------
  Foreign currencies                                               36,412
=========================================================================
                                                               56,218,735
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   37,354,143
=========================================================================
Net gain from investment securities and foreign currencies     93,572,878
=========================================================================
Net increase in net assets resulting from operations          $99,573,832
_________________________________________________________________________
=========================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    6,000,954    $   (2,991,415)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, and foreign
    currencies and option contracts                               56,218,735        64,972,600
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             37,354,143        93,396,720
==============================================================================================
    Net increase in net assets resulting from operations          99,573,832       155,377,905
==============================================================================================
Distributions to shareholders from net investment income          (2,007,865)               --
==============================================================================================
Share transactions-net                                           (70,028,666)       11,955,733
==============================================================================================
    Net increase in net assets                                    27,537,301       167,333,638
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,081,288,017     1,913,954,379
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $3,806,161 and $(186,928),
    respectively)                                             $2,108,825,318    $2,081,288,017
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the ("Fund") is organized as a Delaware statutory trust ("Trust") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently consists of one series of shares ("Fund Shares"). Fund Shares are offered to and may be purchased by current planholders only through AIM Summit Investor Plans I and AIM Summit Investors Plans II. AIM Summit Investors Plans I was closed to new contracts on August 16, 1999. AIM Summit Investors Plans II was closed to new contracts on January 12, 2005.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund paid an advisory fee based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $10 million                                                1.00%
----------------------------------------------------------------------
Next $140 million                                                0.75%
----------------------------------------------------------------------
Over $150 million                                               0.625%
______________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended April 30, 2005, AIM waived fees of $14,762.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $12,472 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $216,988.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $1,239,935.

    The Fund has entered into a Distribution Agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Fund Shares (the "Distribution Plan"). The Fund, pursuant to the Distribution Plan, pays ADI compensation at the annual rate of 0.30% of the Fund's average daily net assets. Of this amount, up to 0.25% of the average daily net assets may be paid to furnish continuing personal shareholder services to customers who purchase and own Shares of the Fund. Any amounts not paid as a service fee under the Distribution Plan would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has agreed to waive 0.20% of Rule 12b-1 plan fees on shares held through AIM Summit Investor Plans I ("Plans I"). Effective January 12, 2005, ADI has also agreed to waive 0.05% of Rule 12b-1 plan fees on shares held through AIM Summit Investor Plans II ("Plans II"). As a result of this waiver, Distribution Plan fees are accrued at the annual rate of 0.30% of the average daily net assets with respect to Fund Shares, except with respect to Fund Shares held through Plans I and Plans II; Distribution Plan fees accrue at an annual rate of 0.10% and 0.25% of the average daily net assets with respect to shares of Plans I and Plans II, respectively. Accruing fees at two different rates resulted in a blended rate of 0.11% of the average daily net assets of the Fund as of April 30, 2005. Pursuant to the Distribution Plan, for the six months ended April 30, 2005, the Fund paid $1,238,582, after ADI waived Plan fees of $2,052,283.

    Substantially all shares of the Fund are held on record by State Street Bank and Trust Company as custodian for AIM Summit Investors Plans I and AIM Summit Investors Plans II, each a unit investment trust that is sponsored by ADI.

    Certain officers and trustees of the Fund are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 41,927,214      $ 89,237,894      $ (85,763,645)        $  --         $ 45,401,463     $  595,043       $  --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            41,927,215        89,237,894        (85,763,645)           --           45,401,464        606,236          --
===================================================================================================================================
  SUBTOTAL       $ 83,854,429      $178,475,788      $(171,527,290)        $  --         $ 90,802,927     $1,201,279       $  --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $229,382,849      $275,160,117      $(280,734,268)        $  --         $223,808,698     $   78,420       $  --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           229,382,849       274,172,612       (279,746,763)           --          223,808,698         79,896          --
===================================================================================================================================
  SUBTOTAL       $458,765,698      $549,332,729      $(560,481,031)        $  --         $447,617,396     $  158,316       $  --
===================================================================================================================================
  TOTAL          $542,620,127      $727,808,517      $(732,008,321)        $  --         $538,420,323     $1,359,595       $  --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of rebates

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $2,399,180 and sales of $6,965,820, which resulted in net realized gains of $1,485,132.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $170.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $5,611 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2005, securities with an aggregate value of $441,108,907 were on loan to brokers. The loans were secured by cash collateral of $447,617,396 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2005, the Fund received dividends on cash collateral of $158,316 for securities lending transactions, which are net of rebates.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $452,477,716
-----------------------------------------------------------------------------
October 31, 2010                                                 234,675,436
-----------------------------------------------------------------------------
October 31, 2011                                                  79,134,508
=============================================================================
Total capital loss carryforward                                 $766,287,660
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $236,075,141 and $318,028,619, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $463,755,915
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (53,577,956)
==============================================================================
Net unrealized appreciation of investment securities             $410,177,959
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,140,054,467.


NOTE 11--SHARE INFORMATION

The Fund currently consists of one series of shares.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2005                 OCTOBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold                                                            7,203,060    $  76,706,798     16,083,304    $ 158,889,348
==========================================================================================================================
Issued as reinvestment of dividends                               181,479        1,932,755             --               --
==========================================================================================================================
Reacquired                                                    (13,899,275)    (148,668,219)   (14,878,160)    (146,933,615)
==========================================================================================================================
                                                               (6,514,736)   $ (70,028,666)     1,205,144    $  11,955,733
__________________________________________________________________________________________________________________________
==========================================================================================================================


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                         SIX MONTHS
                                           ENDED                                   YEAR ENDED OCTOBER 31,
                                         APRIL 30,         ----------------------------------------------------------------------
                                            2005              2004           2003          2002          2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                 $     9.93        $     9.19     $     7.37    $     9.35    $    22.82       $    20.17
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.03(a)          (0.01)         (0.01)        (0.03)        (0.03)(b)        (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.44              0.75           1.83         (1.95)        (9.57)            5.85
=================================================================================================================================
    Total from investment
      operations                               0.47              0.74           1.82         (1.98)        (9.60)            5.82
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                                    (0.01)               --             --            --            --               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                        --                --             --            --         (3.87)           (3.17)
=================================================================================================================================
    Total distributions                       (0.01)               --             --            --         (3.87)           (3.17)
=================================================================================================================================
Net asset value, end of period           $    10.39        $     9.93     $     9.19    $     7.37    $     9.35       $    22.82
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                4.73%             8.05%         24.69%       (21.18)%      (49.53)%          31.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $2,108,825        $2,081,288     $1,913,954    $1,455,915    $1,755,447       $3,412,609
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                             0.91%(d)          0.96%          0.99%         1.00%         0.89%            0.72%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                     1.10%(d)          1.16%          1.18%         1.19%         1.09%            0.78%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets                 0.54%(a)(d)      (0.15)%        (0.18)%       (0.30)%       (0.20)%          (0.11)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                       11%               31%            61%          101%          106%              98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment to average net assets excluding the special dividend are $0.01 and 0.12%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,212,091,343.
(e)  Not annualized for periods less then one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Karen Dunn Kelley                             Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173


                                       AIMinvestments.com/summit       SUM-SAR-1


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                          --Registered Trademark--






 IF USED AFTER JULY 20, 2005, THIS REPORT MUST BE ACCOMPANIED BY THE AIM SUMMIT
    INVESTORS PLANS PERFORMANCE AND COMMENTARY FOR THE MOST RECENT CALENDAR
                                  QUARTER-END.

ITEM 2. CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the

         "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 12(a) (1)        Not applicable.

 12(a) (2)        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a) (3)        Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Summit Fund

By: /s/ Robert H. Graham
    -------------------------------------------------
        Robert H. Graham
        Principal Executive Officer

Date: July 6, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Robert H. Graham
     ------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    July 6, 2005


By: /s/ Sidney M. Dilgren
    -------------------------------------------------
        Sidney M. Dilgren
        Principal Financial Officer

Date: July 6, 2005

                                  EXHIBIT INDEX


12(a) (1)         Not applicable.

12(a) (2)         Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)         Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.